DISCONTINUED OPERATIONS (Details)	1 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Oct. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disposal Group, Including Discontinued Operation, Consideration		$ 250,000,000		¥ 1,693,200,000
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax			¥ 1,007,884,060	0	$ 0	¥ 1,007,884,060	¥ 0
Discontinued Operation, Tax Effect of Discontinued Operation			¥ 54,466,059			54,466,059	¥ 11,329,810
Wide Wealth Hong Kong [Member]
Equity Method Investment, Ownership Percentage	55.00%	45.00%	55.00%
Jiangxi Jinko Engineering [Member]
Equity Method Investment, Ownership Percentage		55.00%		55.00%
Equity Method Investment, Amount Sold	$ 250,000,000	$ 250,000,000
Treasury Stock Value Acquired Cost Method					225,000,000
Discontinued Operation, Tax Effect of Discontinued Operation | ¥						54,466,059
Discontinued Operation, Tax Effect of Gain (Loss) from Disposal of Discontinued Operation | ¥						¥ 39,952,408
Jiangxi Jinko Engineering [Member] | Wide Wealth Hong Kong [Member]
Equity Method Investment, Ownership Percentage				45.00%
Equity Method Investment, Amount Sold		$ 225,000,000			$ 225,000,000